Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair value measurements
Schedule of information about inputs into the fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange forward contract instruments	237	—	237	—

Liabilities:
Derivatives liabilities - warrants	(185,365)			(185,365)

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange forward contract instruments	5,541	—	5,541	—

Liabilities:
Derivatives liabilities - warrants	(105,785)			(105,785)

Summary of changes in fair value of assets and liabilities using significant unobservable inputs (Level 3 valuation)

Balance at December 31, 2012	—
Fair value balance as of Aug. 13, 2013	(172,916)
Unrealized gain included in change in fair value of warrant derivatives	(51,074)
Exercise of warrants reclassified to additional paid –in capital	35,701
Exchange gain	2,924
Balance at December 31, 2013	(185,365)

Balance at December 31, 2013	(185,365)
Unrealized gain included in change in fair value of warrant derivatives	74,014
Exercise of warrants reclassified to additional paid –in capital	6,343
Exchange gain	(777)
Balance at December 31, 2014	(105,785)

Schedule of information about inputs into the fair value measurements of the Group's assets that are measured at fair value on a non-recurring basis in periods subsequent to their initial recognition

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total (losses)
Assets:
Long-lived assets	515,854	—	—	515,854	(397,789)
Investment in a joint venture	50,910	—	—	50,910	(38,000)

Schedule of changes in fair value of derivatives

	For the year ended	For the year ended	For the year ended
	December 31, 2012	December 31, 2013	December 31, 2014
Embedded derivatives underlying convertible notes	32	—	—
Derivatives liabilities - warrants	—	(51,074)	74,014
Foreign exchange forward contracts not designated as hedging instruments	9,302	(793)	10,470
	9,334	(51,867)	84,484